Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable
Accounts payable
	December 31, 2020	December 31, 2019
Creditors	$2,684	$4,578
Brokers	2,786	2,328
Professional and legal fees	829	1,567
Total accounts payable	$6,299	$8,473